COMMITMENTS (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 17, 2025
IfrsStatementLineItems [Line Items]
Potential capital			$ 250,000,000
Other receivables	$ 10,073,821	$ 1,066,191
Nomas MOU [member]
IfrsStatementLineItems [Line Items]
Aggregate amount	800,000
Other receivables	400,000
Remaining balance	400,000
A1 Noor MOU [member]
IfrsStatementLineItems [Line Items]
Aggregate amount	650,000
Other receivables	$ 400,000